Fees Summary	May 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,386,000
Previously Paid Amount	0.00
Total Fee Amount	2,661.80
Total Offset Amount	0.00
Net Fee	2,661.80
Narrative - Max Aggregate Offering Price	$ 17,386,000
Final Prospectus	true